Cash and due from banks and inter-bank funds	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and due from banks and inter-bank funds
4.
Cash and due from banks and inter-bank funds
(a)
The detail of cash and due from banks is as follows:

	2024	2023
	S/(000)	S/(000)
Cash and clearing (b)	2,853,187	2,248,845
Deposits in the BCRP (b)	7,333,818	5,215,762
Deposits in banks (c)	1,790,361	1,609,604
Total cash and cash equivalent	11,977,366	9,074,211
Accrued interest	18,094	23,809
Restricted funds (d)	619,766	720,691
Total	12,615,226	9,818,711

(b)
In accordance with rules in force, Interbank is required to maintain a legal reserve to honor its obligations with the public. This reserve is comprised of funds kept in Interbank and in the BCRP and is made up as follows:

	2024	2023
	S/(000)	S/(000)
Legal reserve (*)
Deposits in the BCRP	5,969,218	4,593,592
Cash in vaults	2,644,386	2,005,760
Subtotal legal reserve	8,613,604	6,599,352
Non-mandatory reserve
Term deposits in BCRP (**)	800,000	—
Overnight deposits in BCRP (***)	564,600	622,170
Cash and clearing	208,548	243,029
Subtotal non-mandatory reserve	1,573,148	865,199
Cash balances not subject to legal reserve	253	56
Total	10,187,005	7,464,607

(*) The legal reserve funds maintained in the BCRP are non-interest bearing, except for the part that exceeds the minimum reserve required that accrued interest at a nominal annual rate, established by the BCRP. As of December 31, 2024 and 2023, the Group presented only excess in foreign currency that accrued interest in US Dollars at an annual average rate of 3.90 and 4.86 percent, respectively.

During the years 2024, 2023 and 2022, the Group recognized income for interest related to the excess of the legal reserve, which amounted to S/202,637,000, S/194,446,000 and S/61,302,000, respectively, and were recorded in the item "Interest on due from banks and inter-bank funds” of the caption "Interest and similar income" of the consolidated statement of income, see Note 19.

In Group Management’s opinion, Interbank has complied with the requirements established by the rules in force related to the computation of the legal reserve.

(**) As of December 31, 2024, corresponds to overnight deposits in local currency, with maturity in the first days of January 2025, and accrued interest at an annual interest rate of 4.83 percent.

During the years 2024, 2023 and 2022, the Group recognized interest on time deposits, which amounted to S/52,245,000, S/36,960,000 and S/48,331,000, respectively, and were recorded in the item "Interest on due from banks and inter-bank funds” of the caption "Interest and similar income" of the consolidated statement of income, see Note 19.

(***) As of December 31, 2024, corresponds to an overnight deposit in foreign currency for US$150,000,000 (approximately equivalent to S/564,600,000), with maturity in the first days of January 2025, and accrued interest at an annual interest rate of 4.44 percent, (as of December 31, 2023, it corresponded to an overnight deposit in foreign currency for US$130,000,000 (approximately equivalent to S/482,170,000), and an overnight deposit in local currency for S/140,000,000, with maturity in the first days of January 2024, and accrued interest at an annual interest rate of 5.33 and 4.0 percent, respectively).

During the years 2024, 2023 and 2022, the Group recognized income for interest on overnight deposits, which amounted to S/66,989,000, S/68,850,000and S/35,874,000, respectively, and were recorded in the item "Interest on due from banks and inter-bank funds” of the caption "Interest and similar income" of the consolidated statement of income, see Note 19.

(c)
Deposits in domestic banks and abroad are mainly in Soles and US Dollars, they are freely available and accrue interest at market rates.
(d)
The Group maintains restricted funds related to:

	2024	2023
	S/(000)	S/(000)
Inter-bank transfers (*)	596,648	694,118
Derivative financial instruments, Note 10(b)(i) and Note 29.1(g.1)	21,568	24,725
Others	1,550	1,848
Total	619,766	720,691

(*) Funds held at BCRP to guarantee transfers made through the Electronic Clearing House ("CCE", by its Spanish acronym).

(e)
Inter-bank funds

These are loans made between financial institutions with maturity, in general, minor than 30 days. As of December 31, 2024, Inter-bank funds assets accrue interest at an annual rate of 5.00 percent in local currency (annual rate of 6.75 percent in local currency and annual rate of 5.5 in foreign currency for Inter-bank funds assets and liabilities, as of December 31, 2023); and do not have specific guarantees.